As filed with the U.S. Securities and Exchange Commission on July 11, 2019

Securities Act File No. 33-19228

Investment Company Act File No. 811-05443

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.__

Post-Effective Amendment No. 127

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 129

Calamos Investment Trust

(Exact Name of Registrant as Specified in Charter)

2020 Calamos Court

Naperville, Illinois 60563

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (630) 245-7200

John P. Calamos, Sr.

Calamos Advisors LLC

2020 Calamos Court

Naperville, Illinois 60563

(Name and Address of Agent for Service)

With Copies to:

Paulita A. Pike Ropes & Gray LLP 191 North Wacker Drive, 32nd Floor Chicago, Illinois 60606	Rita Rubin Ropes & Gray LLP 191 North Wacker Drive, 32nd Floor Chicago, Illinois 60606

Approximate Date of Proposed Public Offering: As soon as practicable following the effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 31, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 127 to the Registration Statement on Form N-1A for Calamos Investment Trust (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until July 31, 2019, the effectiveness of Post-Effective Amendment No. 125 (“PEA No. 125”), which was filed with the Commission via EDGAR Accession No. 0001193125-19-125230 on April 29, 2019, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. The Registrant’s updated Prospectus, Statement of Additional Information and Other Information will be filed pursuant to 485(b) on or before July 31, 2019.

This Registration Statement contains the following papers and documents:

Cover Sheet

Part A - Prospectus*

Part B - Statement of Additional Information*

Part C - Other Information*

Signature Page

*	Incorporated herein by reference to PEA No. 125.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 127 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Naperville, and the State of Illinois on the 11th day of July, 2019.

CALAMOS INVESTMENT TRUST

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr. Trustee and President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 127 to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title		Date

/s/ John P. Calamos, Sr. John P. Calamos, Sr.	Trustee and President (principal executive officer)	) ) )	July 11, 2019

/s/ John E. Neal* John E. Neal	Trustee	) ) )	July 11, 2019

/s/ William R. Rybak* William R. Rybak	Trustee	) ) )	July 11, 2019

/s/ Stephen B. Timbers* Stephen B. Timbers	Trustee	) ) )	July 11, 2019

/s/ David D. Tripple* David D. Tripple	Trustee	) ) )	July 11, 2019

/s/ Virginia G. Breen* Virginia G. Breen	Trustee	) ) )	July 11, 2019

/s/ Lloyd A. Wennlund* Lloyd A. Wennlund	Trustee	) ) )	July 11, 2019

/s/ Curtis E. Holloway Curtis E. Holloway	Chief Financial Officer and Treasurer	) ) )	July 11, 2019

*

John P. Calamos, Sr. signs this document pursuant to powers of attorney filed in Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A, filed on November 6, 2015 and filed in Post-Effective Amendment No. 117 to Registrant’s Registration Statement on Form N-1A filed on August 18, 2018.

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Attorney-in-Fact July 11, 2019